Trade receivables (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of trade receivables

	12.31.24	12.31.23
Current:
Sales of electricity – Billed	164,126	77,449
Receivables in litigation	456	226
Allowance for the impairment of trade receivables	(11,365)	(13,591)
Subtotal	153,217	64,084

Sales of electricity – Unbilled	206,150	74,506
PBA & CABA government credit	2,998	6,429
Fee payable for the expansion of the transportation and others	2	5
Total current	362,367	145,024

Schedule of allowance for the impairment of trade receivables

	12.31.24	12.31.23
Balance at beginning of the year	13,591	31,425
Increase	9,423	14,384
Decrease	(3,700)	(3,410)
Result from exposure to inflation	(7,949)	(28,808)
Balance at end of the year	11,365	13,591

Schedule of aging analysis of trade receivables

	12.31.24	12.31.23
Past due	140,706	70,673
Up to 3 months	221,661	74,351
Total trade receivables	362,367	145,024

Schedule of sensitivity analysis

- 5% increase in the uncollectibility rate estimate
12.31.24
Allowance	11,933
Variation	568

- 5% decrease in the uncollectibility rate estimate
12.31.24
Allowance	10,796
Variation	(569)